Consolidated Statements of Equity - USD ($) $ in Millions	Total	MPC [Member]	Limited Partners Common Units [Member] Public [Member]	Limited Partners Common Units [Member] MPC [Member]	Limited Partners Class B Units [Member]	Limited Partners Subordinated Units [Member] MPC [Member]	General Partner [Member] MPC [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] MPC [Member]
Beginning Balance (Predecessor [Member]) at Dec. 31, 2012		$ 261
Beginning Balance at Dec. 31, 2012	$ 1,488		$ 411	$ 57		$ 209	$ 14		$ 536
Purchase of additional interest in Pipe Line Holdings	(100)						(46)		(54)
Net income | Predecessor [Member]		65
Net income	211		20	18		38	2		68
Net Transfers To Parent Company | Predecessor [Member]		(41)
Net Transfers To Parent Company		(41)
Quarterly distributions to unitholders and general partner	(78)		(20)	(18)		(38)	(2)
Quarterly distributions to noncontrolling interest		(82)							(82)
Equity-based compensation	1		1
Ending Balance (Predecessor [Member]) at Dec. 31, 2013		285
Ending Balance at Dec. 31, 2013	1,399		412	57		209	(32)		468
Purchase of additional interest in Pipe Line Holdings	(910)			200			(638)		(472)
Issuance of units	230		221				9
Net income | Predecessor [Member]		61
Net income	239		31	27		58	5		57
Net Transfers To Parent Company | Predecessor [Member]		(25)
Net Transfers To Parent Company		(25)
Quarterly distributions to unitholders and general partner	(103)		(26)	(23)		(50)	(4)
Quarterly distributions to noncontrolling interest		(47)							(47)
Equity-based compensation	1		1
Ending Balance (Predecessor [Member]) at Dec. 31, 2014		321
Ending Balance at Dec. 31, 2014	784		639	261		217	(660)		6
Purchase of additional interest in Pipe Line Holdings	(12)						(6)		(6)
Contributions from MPC - MarkWest Merger	1,280						1,280
Issuance of units	1		1
Net income | Predecessor [Member]		92
Net income	249		15	36		48	57		1
Quarterly distributions to unitholders and general partner	(158)		(40)	(52)		(45)	(21)
Quarterly distributions to noncontrolling interest	(1)							$ (1)
Subordinated unit conversion				220		(220)
Equity-based compensation	17		17
Deferred income tax impact from changes in equity	(1)		(1)
Issuance of units in MarkWest Merger	7,495		7,060		$ 266		169
Noncontrolling interest assumed in MarkWest Merger	13							$ 13
Ending Balance (Predecessor [Member]) at Dec. 31, 2015		$ 413
Ending Balance at Dec. 31, 2015	$ 9,667		$ 7,691	$ 465	$ 266	$ 0	$ 819		$ 13